Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	R$ 1,040,075	R$ 982,073	R$ 1,480,727
Bonds and securities	1,341	136,649	294,514
Collaterals and escrow accounts	59,372	1,294	2,000
Trade accounts receivable	2,733,240	2,217,355	3,032,827
Dividends receivable	80,815	71,758	40,345
CRC transferred to the State Government of Paraná	167,109	0	111,663
Sectorial financial assets	171,609	0	910,759
Accounts receivable related to the concession	149,744	65,595	9,162
Other current receivables	409,351	306,933	474,889
Inventories	110,559	130,637	131,018
Income tax and social contribution	501,685	188,952	194,244
Other current recoverable taxes	198,232	67,931	70,725
Prepaid expenses	39,867	39,096	49,282
Receivable from related parties	38,835	28,968	19,482
Total current assets	5,701,834	4,237,241	6,821,637
NONCURRENT ASSETS
Bonds and securities	218,322	195,096	91,117
Other temporary investments	18,727	408,297	0
Collaterals and escrow accounts	75,665	73,074	86,137
Trade accounts receivable	261,082	270,786	75,062
CRC transferred to the State Government of Paraná	1,349,253	1,522,735	1,271,579
Judicial deposits	582,529	657,603	719,927
Sectorial financial assets	171,609	0	134,903
Accounts receivable related to the concession	4,360,378	3,748,335	1,358,451
Accounts receivable related to the concession compensation	68,859	67,401	219,556
Other noncurrent receivables	149,416	73,551	31,614
Income tax and social contribution	176,480	169,967	94,686
Deferred income tax and social contribution	915,492	814,355	537,562
Other noncurrent recoverable taxes	116,974	131,108	112,902
Prepaid expenses	12,684	25,583	25,493
Related parties	130,156	155,141	192,803
Subtotal	8,607,626	8,313,032	4,951,792
Investments	2,570,643	2,344,512	2,232,484
Property, Plant and Equipment	9,829,450	8,934,303	8,692,682
Intangible Assets	6,452,824	6,459,812	6,145,076
Total noncurrent assets	27,460,543	26,051,659	22,022,034
TOTAL ASSETS	33,162,377	30,288,900	28,843,671
CURRENT LIABILITIES
Payroll, social charges and accruals	313,967	287,797	258,401
Suppliers	1,683,577	1,255,639	1,613,126
Income tax and social contribution payable	86,310	41,454	311,916
Other taxes due	345,487	294,994	340,948
Loans and financing	784,666	1,470,742	308,558
Debentures	1,632,062	1,131,198	924,005
Dividend payable	288,981	266,831	346,007
Post-employment benefits	53,225	47,894	43,323
Customer charges due	150,025	141,712	277,458
Research and Development and Energy Efficiency	282,766	231,513	167,881
Accounts payable related to concession	62,624	66,210	61,786
Sectorial financial liabilities	192,819	155,261	0
Other accounts payable	121,405	264,791	135,709
Provisions for legal claims	112,000	0	0
Total current liabilities	6,109,914	5,656,036	4,789,118
NONCURRENT LIABILITIES
Suppliers	43,469	36,711	5,923
Deferred income tax and social contribution	156,630	178,430	214
Other taxes due	809,576	303,146	257,273
Loans and financing	2,974,839	2,575,551	3,768,502
Debentures	4,438,916	3,659,611	2,759,923
Post-employment benefits	812,878	721,971	551,337
Research and Development and Energy Efficiency	249,709	252,376	231,112
Accounts payable related to concession	492,330	499,332	473,879
Sectorial financial liabilities	90,700	123,731	0
Other accounts payable	72,849	30,525	30,962
Provisions for legal claims	1,400,064	1,273,338	1,494,936
Total noncurrent liabilities	11,541,960	9,654,722	9,574,061
EQUITY
Capital	7,910,000	7,910,000	6,910,000
Equity valuation adjustments	895,601	998,466	1,177,372
Legal reserve	844,398	792,716	744,784
Profit retention reserve	5,557,843	5,016,916	5,330,383
Total equity	15,207,842	14,718,098	14,162,539
Attributable to non-controlling interest	302,661	260,044	317,953
TOTAL EQUITY	15,510,503	14,978,142	14,480,492
TOTAL LIABILITIES & EQUITY	R$ 33,162,377	R$ 30,288,900	R$ 28,843,671